SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Parts and components	$ 18,923	$ 19,740
Less: reserve for obsolete inventories	(370)	(350)
Total Inventories	18,553	19,390
Beginning balance,	350	349
Additions	20	11
Foreign exchange translation adjustment		(10)
Balance at December 31,	$ 370	$ 350